SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
As of January 1, 2022	$ 2,357	$ 1,072
Balance	1,861	2,357
Computer equipment [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	126	152
Balance	136	126
Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	598
Balance	474	598
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	70	59
Balance	75	70
Vehicles [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	501	600
Balance	456	501
ERP system and R&D expenses [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	214
Balance	153	214
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	27
Balance	35	27
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	821	261
Balance	532	821
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	5,643	2,030
Additions	218	784
Disposals	(70)	(380)
Additions from newly acquired subsidiary		3,681
Translation adjustments	(203)	(472)
Balance	5,588	5,643
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	416	440
Additions	61	29
Disposals
Additions from newly acquired subsidiary
Translation adjustments	(15)	(53)
Balance	462	416
Gross carrying amount [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	2,208
Additions	4	174
Disposals
Additions from newly acquired subsidiary		2,242
Translation adjustments	(60)	(208)
Balance	2,152	2,208
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	359	201
Additions	10	28
Disposals
Additions from newly acquired subsidiary		178
Translation adjustments	(7)	(48)
Balance	362	359
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	858	968
Additions	130	316
Disposals	(70)	(380)
Additions from newly acquired subsidiary		34
Translation adjustments	(50)	(80)
Balance	868	858
Gross carrying amount [member] | ERP system and R&D expenses [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	219
Additions		223
Disposals
Additions from newly acquired subsidiary
Translation adjustments	(13)	(4)
Balance	206	219
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	403	59
Additions	13	14
Disposals
Additions from newly acquired subsidiary		367
Translation adjustments	(22)	(37)
Balance	394	403
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	1,180	362
Additions
Disposals
Additions from newly acquired subsidiary		859
Translation adjustments	(36)	(42)
Balance	1,144	1,180
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	3,287	958
Additions	565	372
Disposals	(26)	(58)
Additions from newly acquired subsidiary		2,335
Translation adjustments	(99)	(319)
Balance	3,727	3,287
Accumulated depreciation amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	290	288
Additions	48	37
Disposals
Additions from newly acquired subsidiary
Translation adjustments	(12)	(35)
Balance	326	290
Accumulated depreciation amortisation [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	1,610
Additions	96	116
Disposals
Additions from newly acquired subsidiary		1,657
Translation adjustments	(28)	(163)
Balance	1,678	1,610
Accumulated depreciation amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	289	142
Additions	13	16
Disposals
Additions from newly acquired subsidiary		158
Translation adjustments	(15)	(27)
Balance	287	289
Accumulated depreciation amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	357	368
Additions	91	88
Disposals	(26)	(58)
Additions from newly acquired subsidiary		6
Translation adjustments	(10)	(47)
Balance	412	357
Accumulated depreciation amortisation [member] | ERP system and R&D expenses [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	5
Additions	55	5
Disposals
Additions from newly acquired subsidiary
Translation adjustments	(7)
Balance	53	5
Accumulated depreciation amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	376	59
Additions	4	3
Disposals
Additions from newly acquired subsidiary		350
Translation adjustments	(21)	(36)
Balance	359	376
Accumulated depreciation amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
As of January 1, 2022	360	101
Additions	258	107
Disposals
Additions from newly acquired subsidiary		164
Translation adjustments	(6)	(12)
Balance	$ 612	$ 360